Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of reportable business segments
Total Revenues	$ 7,439,648	$ 6,727,524
Total Cost of Revenues	2,407,400	1,279,057
Depreciation and amortization:	561,516	563,831
Net income for the year	3,899,730	2,206,267
Segment reporting information, Additional information
Identifiable long-lived assets, net	21,986,640	16,214,287
TCM raw materials [Member]
Summary of reportable business segments
Total Revenues	4,170,748	3,745,348
Total Cost of Revenues	1,117,407	615,956
Depreciation and amortization:	370,564	337,949
Net income for the year	3,053,341	3,129,393
Segment reporting information, Additional information
Identifiable long-lived assets, net	20,953,562	14,983,045
Yew trees [Member]
Summary of reportable business segments
Total Revenues	3,011,728	2,819,968
Total Cost of Revenues	1,097,470	578,296
Depreciation and amortization:	24,586	37,440
Net income for the year	1,914,257	2,241,672
Segment reporting information, Additional information
Identifiable long-lived assets, net	632,583	734,212
Handicrafts [Member]
Summary of reportable business segments
Total Revenues	257,172	162,208
Total Cost of Revenues	192,523	84,805
Depreciation and amortization:	22,900	31,346
Net income for the year	64,649	77,402
Segment reporting information, Additional information
Identifiable long-lived assets, net	94,124	122,491
Other [Member]
Summary of reportable business segments
Depreciation and amortization:	143,466	157,096
Net income for the year	(1,132,515)	(3,242,200)
Segment reporting information, Additional information
Identifiable long-lived assets, net	$ 306,371	$ 374,539